TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 05, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax asset for operating tax losses carryforward		$ 6,033	$ 5,319
Carry forward tax losses estimated by subsidiaries		$ 2,105
Tax rate		23.00%	23.00%	23.00%
Unrecognized tax benefits		$ 2,757	$ 2,286	$ 1,611
Potential withholding and distribution taxes		$ 200
Minimum [Member]
Carry forward tax losses for subsidiaries, term		1 year
Tax rate					21.00%
Maximum [Member]
Carry forward tax losses for subsidiaries, term		20 years
Tax rate					35.00%
Preferred enterprise in 2014 and thereafter [Member]
Tax rate	16.00%
Preferred enterprise [Member]
Tax rate	20.00%	16.00%		23.00%
Non-Israeli subsidiaries [Member] | Minimum [Member]
Tax rate		16.00%
Non-Israeli subsidiaries [Member] | Maximum [Member]
Tax rate		30.00%
Subsidiary of Common Parent [Member]
Carry forward operating tax losses		$ 20,692
Parent Company [Member]
Carry forward operating tax losses		4,859
Parent Company [Member] | Latest Tax Year [Member]
Deferred tax asset for operating tax losses carryforward		$ 777